Investment Securities - Summary of Investments (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Available for sale:
Amortized cost	$ 32,109,000	$ 38,198,000
Gross unrealized gains	75,000	229,000
Gross unrealized losses	906,000	436,000
Fair value	31,278,000	37,991,000
Held to maturity:
Amortized cost	1,113,000	2,268,000
Fair value	1,292,000	2,468,000
Fair value of securities pledged to secure public deposits		32,500,000
Available-for-sale [Abstract]
Less Than 12 Months, Fair Value	12,665,000	2,729,000
12 Months or Greater, Fair value	14,527,000	15,117,000
Total, Fair Value	27,192,000	17,846,000
Less Than 12 Months, Unrealized Losses	257,000	16,000
12 Months or Greater, Unrealized Losses	649,000	420,000
Total, Unrealized Losses	$ 906,000	$ 436,000
Collateralized Debt Obligations [Abstract]
Debt securities, number of securities in less than 12 months loss position | security	5	3
Debt securities, number of securities in greater than 12 months loss position | security	9	8
Line of Credit
Held to maturity:
Line of credit facility, maximum borrowing capacity	$ 40,000,000.0
Corporate debt obligations
Available for sale:
Amortized cost	500,000	$ 1,000,000
Gross unrealized gains	0	33,000
Gross unrealized losses	0	0
Fair value	500,000	1,033,000
Residential mortgage-backed securities
Available for sale:
Amortized cost	31,553,000	37,105,000
Gross unrealized gains	74,000	194,000
Gross unrealized losses	906,000	436,000
Fair value	30,721,000	36,863,000
Available-for-sale [Abstract]
Less Than 12 Months, Fair Value	12,665,000	2,729,000
12 Months or Greater, Fair value	14,527,000	15,117,000
Total, Fair Value	27,192,000	17,846,000
Less Than 12 Months, Unrealized Losses	257,000	16,000
12 Months or Greater, Unrealized Losses	649,000	420,000
Total, Unrealized Losses	906,000	436,000
Collateralized mortgage obligations
Available for sale:
Amortized cost	56,000	93,000
Gross unrealized gains	1,000	2,000
Gross unrealized losses	0	0
Fair value	57,000	95,000
States and political subdivisions
Held to maturity:
Amortized cost	1,113,000	2,268,000
Gross unrealized gains	179,000	200,000
Gross unrealized losses	0	0
Fair value	$ 1,292,000	$ 2,468,000
Trust Preferred Securities Subject to Mandatory Redemption
Held to maturity:
Number of securities sold | security	1
Debt securities, realized gain (loss)	$ (44,000)